Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Balance Sheets:
Amount due from related parties	$ 97	$ 130
Amount due to related parties	456	628
KOAS [Member]
Balance Sheets:
Amount due from related parties	26	77
Amount due to related parties	206	423
KNOT [Member]
Balance Sheets:
Amount due from related parties	70	53
Amount due to related parties	244	$ 205
TSSI [Member]
Balance Sheets:
Amount due from related parties	1
Amount due to related parties	$ 6